Dividends (Tables)	12 Months Ended
Dec. 31, 2019
Dividends
Schedule of cash dividends on ordinary shares declared and paid

	Year ended December 31,
	2019	2018	2017
	$'m	$'m	$'m
Cash dividends on common shares declared and paid:
Interim dividend: $0.14 per share (Prior year: $0.14 per share)	(33)	(33)	(67)
Interim dividend: $0.14 per share (Prior year: $0.14 per share)	(33)	(33)	(33)
Interim dividend: $0.14 per share (Prior year: $0.14 per share)	(33)	(33)	(32)
Interim dividend: $0.14 per share (Prior year: $0.14 per share)	(33)	(33)	(33)
	(132)	(132)	(165)